Label	Element	Value
Themes Cloud Computing ETF | SAP SE
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Themes Cloud Computing ETF | Palo Alto Networks, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Themes Cloud Computing ETF | Intuit, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Themes Cloud Computing ETF | Adobe, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Themes Cloud Computing ETF | Microsoft Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Themes Cloud Computing ETF | MercadoLibre, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Themes Cloud Computing ETF | Amazon.com, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Themes Cloud Computing ETF | Oracle Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Themes Cloud Computing ETF | Salesforce, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Themes Cloud Computing ETF | Alphabet, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Themes Cloud Computing ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	79.50%
Themes Cloud Computing ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.80%
Themes Cloud Computing ETF | Consumer Discretionary
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%
Themes Cloud Computing ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%